Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of product net sales by country of sales	Following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Year Ended December 31,
(in thousands of $)	2025	20241)	2023
United States	$3,533,939	$1,895,919	$1,046,592
Japan	206,835	89,389	56,432
China	67,920	39,177	14,907
Rest of the World	342,622	161,398	72,852
Total product net sales	$4,151,316	$2,185,883	$1,190,783
1)Comparative figures have been presented to be consistent with the presentation adopted in the current year.

Schedule of non-current assets	The non-current assets including property, plant and equipment and intangible assets are presented geographically as shown in the table below:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Belgium	303,026	209,758	138,252
United States	9,235	11,557	6,219
Japan	1,916	2,242	2,971
Rest of the World	6,173	1,405	461
Total non-current assets	$320,350	$224,962	$147,903